Harbor PanAgora Dynamic Large Cap Core ETF Average Annual Total Returns		12 Months Ended	15 Months Ended	16 Months Ended				18 Months Ended	28 Months Ended	33 Months Ended	38 Months Ended	39 Months Ended	47 Months Ended				60 Months Ended	120 Months Ended	132 Months Ended	188 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	[1]	Dec. 31, 2025	[2]	Dec. 31, 2025 [3]	Dec. 31, 2025 [4]	Dec. 31, 2025 [5]	Dec. 31, 2025 [6]	Dec. 31, 2025 [7]	Dec. 31, 2025	[8]	Dec. 31, 2025	[9]	Dec. 31, 2025 [10]	Dec. 31, 2025 [10]	Dec. 31, 2025 [11]	Dec. 31, 2025 [10]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88% [1]	16.02%	17.74%		19.14%		16.32%	22.03%	22.50%	20.88%	24.11%	12.50%		12.43%		14.42%	14.82%	13.53%	13.94%
NONE or SAME
Prospectus [Line Items]
Average Annual Return, Percent		19.54%	17.68%
Performance Inception Date	Oct. 09, 2024
NONE or SAME | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.44%	17.56%
NONE or SAME | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.64%	13.52%

[1]	This index represents a broad measure of market performance.
[2]	This index represents a broad measure of market performance.
[3]	This index represents a broad measure of market performance.
[4]	This index represents a broad measure of market performance.
[5]	This index represents a broad measure of market performance.
[6]	This index represents a broad measure of market performance.
[7]	This index represents a broad measure of market performance.
[8]	This index represents a broad measure of market performance.
[9]	This index represents a broad measure of market performance.
[10]	This index represents a broad measure of market performance.
[11]	This index represents a broad measure of market performance.